Financing Arrangements - Expected Future Principal Payments for Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Contractual Maturity
2020	$ 0.0
2021	0.0
2022	0.0
2023	0.0
2024	0.0
Thereafter	756.4
Total	756.4
Discounts and Issuance Costs
2020	(1.2)
2021	(2.6)
2022	(2.7)
2023	(2.9)
2024	(3.1)
Thereafter	(0.2)
Total	(12.7)
As Presented
2020	(1.2)
2021	(2.6)
2022	(2.7)
2023	(2.9)
2024	(3.1)
Thereafter	756.2
Total Carrying Value of Debt	$ 743.7	$ 1,203.3
DiscoverOrg Holdings
Contractual Maturity
2020		8.7
2021		8.7
2022		8.7
2023		8.7
2024		8.7
Thereafter		1,185.0
Total		1,228.5
Discounts and Issuance Costs
2020		(5.3)
2021		(5.8)
2022		(6.3)
2023		(3.8)
2024		(3.8)
Thereafter		(0.2)
Total		(25.2)
As Presented
2020		3.4
2021		2.9
2022		2.4
2023		4.9
2024		4.9
Thereafter		1,184.8
Total Carrying Value of Debt		$ 1,203.3	$ 633.7